STOCK OPTION PLANS (Details 2) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding beginning	3,872,953	1,050,325
Number of Options, Issued	163,948	2,822,627
Number of Options, Forfeited	(118,113)
Number of Options, Outstanding ending	3,918,788	3,872,953
Number of Options, exercisable	3,774,906	3,585,190
Weighted Average Exercise Price, Outstanding beginning	$ 0.04	$ 0.13
Weighted Average Exercise Price, Issued	$ 0.00	$ 0.00
Weighted Average Exercise Price, Forfeited	$ 0.00
Weighted Average Exercise Price, Outstanding ending	$ 0.04	$ 0.04
Weighted Average Exercise Price, exercisable	$ 0.03	$ 0.02